Note 14 - Equity Incentive Plans (Detail) - There were no options granted to officers, employees, directors and consultants in the year ended De	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk free interest rate	210.00%	3.19%	2.49%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	93.55%	92.82%	92.59%
Expected term (in years)	5 years 259 days	5 years 160 days	5 years 281 days